Share Capital and Other Components of Equity - Summary of Options Outstanding Along with the Grant Dates and Expiry Date (Detail) - Amended Plan [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Options Outstanding	5,307,870	5,307,870	3,518,250	3,306,450
Options Exercisable	3,964,410	3,964,410
Exercise Price | (per share)	$ 5.5	$ 5.52	$ 6.27	$ 6.18
Remaining Contractual Life	7 years 2 months 19 days
Sep 27, 2015 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Sep. 27, 2015
Options Outstanding	181,250	181,250
Options Exercisable	181,250	181,250
Exercise Price | $ / shares	$ 8
Expiry Date	Mar. 31, 2025
Remaining Contractual Life	3 months
Nov 2, 2015 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Nov. 02, 2015
Options Outstanding	95,000	95,000
Options Exercisable	95,000	95,000
Exercise Price | $ / shares	$ 8
Expiry Date	Nov. 02, 2025
Remaining Contractual Life	10 months 6 days
Mar 5, 2018 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 05, 2018
Options Outstanding	446,000	446,000
Options Exercisable	446,000	446,000
Exercise Price | $ / shares		$ 8
Expiry Date	Mar. 05, 2028
Remaining Contractual Life	3 years 2 months 4 days
Mar 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 09, 2021
Options Outstanding	736,950	736,950
Options Exercisable	736,950	736,950
Exercise Price | $ / shares		$ 8
Expiry Date	Mar. 09, 2031
Remaining Contractual Life	6 years 2 months 12 days
Mar 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 09, 2021
Options Outstanding	326,800	326,800
Options Exercisable	326,800	326,800
Exercise Price | $ / shares		$ 8
Expiry Date	Mar. 09, 2031
Remaining Contractual Life	6 years 2 months 12 days
May 3, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 03, 2021
Options Outstanding	257,000	257,000
Options Exercisable	257,000	257,000
Exercise Price | $ / shares		$ 8
Expiry Date	May 03, 2031
Remaining Contractual Life	6 years 4 months 6 days
Dec 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 09, 2021
Options Outstanding	60,000	60,000
Options Exercisable	60,000	60,000
Exercise Price | $ / shares	$ 2.02
Expiry Date	Dec. 09, 2031
Remaining Contractual Life	6 years 11 months 12 days
Mar 31, 2022 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 31, 2022
Options Outstanding	359,490	359,490
Options Exercisable	266,115	266,115
Exercise Price | $ / shares	$ 1.9
Expiry Date	Mar. 31, 2032
Remaining Contractual Life	7 years 3 months 3 days
Dec 9, 2022 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 09, 2022
Options Outstanding	734,300	734,300
Options Exercisable	574,475	574,475
Exercise Price | $ / shares	$ 3.85
Expiry Date	Dec. 09, 2032
Remaining Contractual Life	7 years 11 months 12 days
May 18, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 18, 2023
Options Outstanding	180,000	180,000
Options Exercisable	90,000	90,000
Exercise Price | $ / shares	$ 6.84
Expiry Date	May 18, 2033
Remaining Contractual Life	8 years 4 months 20 days
May 30, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 30, 2023
Options Outstanding	17,200	17,200
Options Exercisable	8,600	8,600
Exercise Price | $ / shares	$ 6.75
Expiry Date	May 30, 2033
Remaining Contractual Life	8 years 5 months 1 day
Sep 27, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Sep. 27, 2023
Options Outstanding	60,000	60,000
Options Exercisable	30,000	30,000
Exercise Price | $ / shares	$ 7.16
Expiry Date	Sep. 27, 2033
Remaining Contractual Life	8 years 9 months
May 13, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 13, 2024
Options Outstanding	1,456,880	1,456,880
Options Exercisable	576,720	576,720
Exercise Price | $ / shares		$ 3.96
Expiry Date	May 13, 2034
Remaining Contractual Life	9 years 7 months 13 days
May 28, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 28, 2024
Options Outstanding	50,000	50,000
Options Exercisable	25,000	25,000
Exercise Price | $ / shares		$ 3.82
Expiry Date	May 28, 2034
Remaining Contractual Life	9 years 7 months 28 days
Aug 9, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Aug. 09, 2024
Options Outstanding	82,000	82,000
Options Exercisable	25,500	25,500
Exercise Price | $ / shares		$ 3.48
Expiry Date	Aug. 09, 2034
Remaining Contractual Life	9 years 10 months 9 days
Nov 25, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Nov. 25, 2024
Options Outstanding	350,000	350,000
Options Exercisable	175,000	175,000
Exercise Price | $ / shares		$ 4.91
Expiry Date	Nov. 25, 2034
Remaining Contractual Life	9 years 10 months 28 days
Dec 10, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 10, 2024
Options Outstanding	90,000	90,000
Options Exercisable	90,000	90,000
Exercise Price | $ / shares		$ 4.66
Expiry Date	Dec. 10, 2034
Remaining Contractual Life	9 years 11 months 12 days